UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23658

Forum Real Estate Income Fund
(Exact name of registrant as specified in charter)

240 Saint Paul Street, Suite 400, Denver, CO 80206
(Address of principal executive offices) (Zip code)

Darren Fisk

Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

(Name and address of agent for service)

Copies to:

Paulita Pike

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

Tel: (312) 845-1212

Jimena Smith
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111
Tel: (415) 315-2306

Registrant's telephone number, including area code: (303) 501-8860

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

The Forum Real Estate Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2022 through June 30, 2023).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum Real Estate Income Fund

By (Signature and Title)	/s/ Michael Bell
Michael Bell
President

Date:	July 21, 2023